Related Party Transactions and Balances - Schedule of Transactions with Related Parties (Details)	12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
ProAlgories Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties, Relationship with the Company	Controlled by the Company’s CEO’s spouse	Controlled by the Company’s CEO’s spouse
Transactions with related parties, Nature	(System development service revenue)/ Management fee	(System development service revenue)/ Management fee
Related party transaction amounts				$ 110,000
Simplus IO Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties, Relationship with the Company	Controlled by the Company’s CEO	Controlled by the Company’s CEO
Transactions with related parties, Nature	Management fee	Management fee
Related party transaction amounts			252,000	435,000
Fuchsia Capital Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties, Relationship with the Company	Owned by the Company’s Executive Director	Owned by the Company’s Executive Director
Transactions with related parties, Nature	NFT-related services income	NFT-related services income
Related party transaction amounts				1,410,000
Rainbow Capital (HK) Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties, Relationship with the Company	Owned by the Company’s CFO	Owned by the Company’s CFO
Transactions with related parties, Nature	Listing expenses	Listing expenses
Related party transaction amounts				$ 2,300,000